PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Value-added tax deductible	¥ 695,298,614				¥ 286,198,731
Deposit for customer duty, bidding and others	276,486,282				154,023,704
Receivable related to disposal of subsidiaries (note 1)	169,931,600				185,380,069
Receivables related to a sales leaseback transaction (note 24)	150,000,000		¥ 600,000,000	¥ 150,000,000	0
Receivables related to disposal of property, plant and equipment	111,500,000				0
Prepayment for income tax	90,238,235				24,323,033
Receivables of option exercised	39,685,283				6,135,783
Prepaid Commision	28,551,662				2,013,070
Rental deposit and prepayment	25,888,619				5,897,704
Prepaid insurance premium	16,388,399				19,237,805
Receivables related to discount from a supplier	15,607,413				0
Receivables related to disposal of land use right	14,571,587				23,172,107
Employee advances	10,576,736				8,584,936
Others	61,992,841				51,677,311
Total	¥ 1,706,717,271	$ 262,317,640			¥ 766,644,253
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Maturity period of derivative	12 months